Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 82,981	$ 72,983	$ 259,360	$ 225,766
U.S.
Disaggregation of Revenue [Line Items]
Revenue	65,147	63,719	205,275	197,551
Canada
Disaggregation of Revenue [Line Items]
Revenue	4,980	5,101	14,800	15,121
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue	6,133	572	19,287	1,708
International-other
Disaggregation of Revenue [Line Items]
Revenue	6,721	3,591	19,998	11,386
Mobile
Disaggregation of Revenue [Line Items]
Revenue	55,376	61,130	176,954	186,928
Web
Disaggregation of Revenue [Line Items]
Revenue	$ 27,605	$ 11,853	$ 82,406	$ 38,838